Baron Asset Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2020 (UNAUDITED)

Shares		Cost	Value
Common Stocks (98.78%)
Communication Services (4.51%)
	Cable & Satellite (1.10%)
425,000	Liberty Broadband Corporation, Cl C [1]	$32,000,689	$52,683,000
	Interactive Media & Services (3.41%)
1,287,965	Zillow Group, Inc., Cl C [1]	44,039,787	74,199,664
1,745,709	ZoomInfo Technologies Inc., Cl A [1]	44,249,671	89,083,530

		88,289,458	163,283,194

Total Communication Services		120,290,147	215,966,194

Consumer Discretionary (5.02%)
	Education Services (0.49%)
200,000	Bright Horizons Family Solutions, Inc. [1]	22,917,264	23,440,000
	Hotels, Resorts & Cruise Lines (1.49%)
556,442	Choice Hotels International, Inc.	5,979,508	43,903,274
543,233	Hyatt Hotels Corp., Cl A	16,817,762	27,319,187

		22,797,270	71,222,461
	Internet & Direct Marketing Retail (0.66%)
19,759	Booking Holdings, Inc. [1]	3,141,065	31,463,046
	Leisure Facilities (2.38%)
626,538	Vail Resorts, Inc.	12,134,164	114,123,897

Total Consumer Discretionary		60,989,763	240,249,404

Financials (11.42%)
	Asset Management & Custody Banks (0.74%)
287,514	T. Rowe Price Group, Inc.	9,128,544	35,507,979
	Financial Exchanges & Data (5.91%)
380,725	FactSet Research Systems, Inc.	20,463,713	125,056,741
257,267	MarketAxess Holdings, Inc.	31,487,484	128,870,186
30,000	MSCI, Inc.	7,783,774	10,014,600
326,189	Tradeweb Markets, Inc., Cl A	11,978,713	18,964,628

		71,713,684	282,906,155
	Insurance Brokers (1.37%)
332,421	Willis Towers Watson plc [2]	40,916,250	65,470,316

	Investment Banking & Brokerage (1.29%)
1,825,936	The Charles Schwab Corp.	1,609,714	61,607,081

	Property & Casualty Insurance (1.40%)
2,333,444	Arch Capital Group Ltd. [1,2]	8,407,045	66,853,170

	Regional Banks (0.71%)
320,421	First Republic Bank	8,284,701	33,961,422

Total Financials		140,059,938	546,306,123

Shares		Cost	Value
Common Stocks (continued)
Health Care (24.68%)

	Health Care Equipment (9.34%)
178,000	DexCom, Inc. [1]	$26,639,704	$72,161,200
921,630	IDEXX Laboratories, Inc. [1]	17,101,351	304,285,361
194,644	Teleflex, Inc.	38,818,945	70,846,523

		82,560,000	447,293,084

	Health Care Supplies (4.12%)
215,418	The Cooper Companies, Inc.	36,713,299	61,101,161
598,404	West Pharmaceutical Services, Inc.	26,107,583	135,939,437

		62,820,882	197,040,598

	Health Care Technology (2.25%)
459,386	Veeva Systems, Inc., Cl A [1]	27,115,596	107,689,266

	Life Sciences Tools & Services (8.97%)
100,682	10X Genomics, Inc., Cl A [1]	3,926,598	8,991,910
421,986	Bio-Techne Corporation	43,944,008	111,433,843
301,000	Guardant Health, Inc. [1,4]	26,438,708	24,420,130
302,552	Illumina, Inc. [1]	13,002,071	112,050,133
214,117	Mettler-Toledo International, Inc. [1]	13,037,000	172,481,949

		100,348,385	429,377,965

Total Health Care		272,844,863	1,181,400,913

Industrials (17.16%)

	Aerospace & Defense (0.70%)
588,082	BWX Technologies, Inc.	29,416,776	33,308,965
	Agricultural & Farm Machinery (0.67%)
480,045	The Toro Co.	29,431,502	31,846,185
	Environmental & Facilities Services (0.97%)
1,095,612	Rollins, Inc.	24,597,483	46,442,993
	Industrial Conglomerates (2.29%)
282,192	Roper Technologies, Inc.	34,625,205	109,563,866
	Industrial Machinery (1.42%)
430,760	IDEX Corporation	31,722,938	68,077,310
	Research & Consulting Services (11.11%)
2,230,474	Clarivative Plc (formerly, Clarivate Analytics Plc) [1,2]	35,903,681	49,806,485
215,493	CoStar Group, Inc. [1]	42,162,593	153,144,410
1,468,500	TransUnion	79,691,638	127,818,240
1,181,206	Verisk Analytics, Inc.	30,057,617	201,041,261

		187,815,529	531,810,396

Total Industrials		337,609,433	821,049,715

See Notes to Schedules of Investments.

Baron Asset Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2020 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
Information Technology (29.63%)
	Application Software (14.07%)
596,856	ANSYS, Inc. [1]	$25,747,537	$174,120,801
395,300	Aspen Technology, Inc. [1]	40,628,908	40,957,033
1,636,093	Ceridian HCM Holding, Inc. [1]	64,026,866	129,693,092
88,000	Fair Isaac Corp. [1]	33,912,009	36,787,520
1,421,809	Guidewire Software, Inc. [1]	77,473,157	157,607,528
160,000	RingCentral, Inc., Cl A [1]	31,688,085	45,601,600
971,076	SS&C Technologies Holdings, Inc.	28,222,659	54,846,372
83,000	The Trade Desk, Inc., Cl A [1]	16,471,978	33,739,500

		318,171,199	673,353,446
	Data Processing & Outsourced Services (3.11%)
704,217	Fidelity National Information Services, Inc.	41,816,259	94,428,458
217,448	FleetCor Technologies, Inc. [1]	12,816,767	54,694,695

		54,633,026	149,123,153
	Electronic Components (0.90%)
450,000	Amphenol Corp., Cl A	42,881,684	43,114,500
	Internet Services & Infrastructure (6.54%)
607,986	GDS Holdings Limited, ADR [1,2]	34,713,998	48,432,165
659,103	Verisign, Inc. [1]	34,840,782	136,322,273
500,000	Wix.com Ltd. [1,2]	46,031,912	128,110,000

		115,586,692	312,864,438
	IT Consulting & Other Services (4.02%)
1,584,323	Gartner, Inc. [1]	39,586,888	192,225,910
	Technology Distributors (0.99%)
407,363	CDW Corp.	27,215,415	47,327,433

Total Information Technology		598,074,904	1,418,008,880

Real Estate (6.36%)
	Office REITs (0.01%)
1,701	Alexander’s, Inc. [4]	63,762	409,771
	Real Estate Services (0.88%)
929,323	CBRE Group, Inc., Cl A [1]	10,491,289	42,023,986
	Specialized REITs (5.47%)
210,000	Alexandria Real Estate Equities, Inc. [4]	31,844,735	34,072,500
127,416	Equinix, Inc.	10,066,062	89,484,257
464,856	SBA Communications Corp.	13,260,001	138,489,899

		55,170,798	262,046,656

Total Real Estate		65,725,849	304,480,413

Total Common Stocks		1,595,594,897	4,727,461,642

Shares		Cost	Value
Private Partnerships (0.00%)
Financials (0.00%)
	Asset Management & Custody Banks (0.00%)
7,056,223	Windy City Investments Holdings, L.L.C. [1,3,4,6]	0	182,051

Principal Amount
Short Term Investments (0.69%)
$33,079,184	Repurchase Agreement with Fixed Income Clearing Corp., dated 6/30/2020, 0.00% due 7/1/2020; Proceeds at maturity – $33,079,184; (Fully collateralized by $31,119,300 U.S. Treasury Note, 2.125% due 11/30/2024; Market value – $33,740,846)[5]	33,079,184	33,079,184

Total Investments (99.47%)		$1,628,674,081	4,760,722,877

Cash and Other Assets Less Liabilities (0.53%)			25,476,063

Net Assets			$4,786,198,940

Retail Shares (Equivalent to $91.96 per share based on 25,498,820 shares outstanding)			$2,344,805,913

Institutional Shares (Equivalent to $95.99 per share based on 24,006,872 shares outstanding)			$2,304,477,380

R6 Shares (Equivalent to $95.98 per share based on 1,426,557 shares outstanding)			$136,915,647

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	At June 30, 2020, the market value of restricted and fair valued securities amounted to $182,051 or 0.00% of net assets. This security is not deemed liquid. See Note 3 regarding Restricted Securities.
[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[5]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[6]	Level 3 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Growth Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2020 (UNAUDITED)

Shares		Cost	Value
Common Stocks (99.30%)
Communication Services (4.37%)
	Alternative Carriers (3.31%)
8,862,608	Iridium Communications, Inc. [1,4]	$55,774,685	$225,464,748

	Movies & Entertainment (1.06%)
4,540,000	Manchester United plc, Cl A [2]	63,362,022	71,868,200

Total Communication Services		119,136,707	297,332,948

Consumer Discretionary (16.32%)
	Casinos & Gaming (3.34%)
700,000	Boyd Gaming Corporation	17,813,229	14,630,000
6,250,000	Penn National Gaming, Inc. [1]	87,682,608	190,875,000
2,000,000	Red Rock Resorts, Inc., Cl A	39,092,179	21,820,000

		144,588,016	227,325,000
	Education Services (2.41%)
1,400,000	Bright Horizons Family Solutions, Inc. [1]	44,395,570	164,080,000
	Hotels, Resorts & Cruise Lines (5.11%)
3,000,000	Choice Hotels International, Inc. [4]	72,782,127	236,700,000
1,350,000	Marriott Vacations Worldwide Corp.	72,507,873	110,983,500

		145,290,000	347,683,500
	Leisure Facilities (5.46%)
2,040,000	Vail Resorts, Inc. [4]	58,372,047	371,586,000

Total Consumer Discretionary		392,645,633	1,110,674,500

Consumer Staples (0.17%)
	Food Distributors (0.17%)
400,000	Performance Food Group Co. [1]	7,600,000	11,656,000

Financials (30.47%)
	Asset Management & Custody Banks (2.99%)
2,400,000	The Carlyle Group, Inc.	50,219,527	66,960,000
2,000,000	Cohen & Steers, Inc.	48,597,830	136,100,000

		98,817,357	203,060,000
	Financial Exchanges & Data (17.06%)
1,250,000	FactSet Research Systems, Inc.	62,536,096	410,587,500
1,105,000	Morningstar, Inc.	23,563,709	155,771,850
1,780,000	MSCI, Inc.	33,806,110	594,199,600

		119,905,915	1,160,558,950
	Investment Banking & Brokerage (0.72%)
450,000	Houlihan Lokey, Inc.	19,625,873	25,038,000
775,000	Moelis & Co., Cl A	19,151,133	24,149,000

		38,777,006	49,187,000

Shares		Cost	Value
Common Stocks (continued)
Financials (continued)
	Life & Health Insurance (3.10%)
1,810,000	Primerica, Inc.	$38,542,740	$211,046,000
	Property & Casualty Insurance (6.32%)
9,570,000	Arch Capital Group Ltd. [1,2]	30,090,395	274,180,500
1,003,449	Kinsale Capital Group, Inc.	35,154,566	155,745,319

		65,244,961	429,925,819
	Thrifts & Mortgage Finance (0.28%)
530,000	Essent Group Ltd. [2]	14,737,154	19,223,100

Total Financials		376,025,133	2,073,000,869

Health Care (13.37%)
	Biotechnology (0.36%)
330,000	Alector, Inc. [1]	7,092,149	8,065,200
678,051	Denali Therapeutics, Inc. [1]	12,825,338	16,395,273

		19,917,487	24,460,473
	Health Care Equipment (4.85%)
1,000,000	IDEXX Laboratories, Inc. [1]	14,678,113	330,160,000
	Health Care Supplies (2.41%)
573,717	Neogen Corp. [1]	13,141,411	44,520,439
525,000	West Pharmaceutical Services, Inc.	17,892,374	119,264,250

		31,033,785	163,784,689
	Health Care Technology (0.65%)
483,399	Schrödinger, Inc. [1]	8,870,881	44,264,847
	Life Sciences Tools & Services (4.79%)
432,655	Adaptive Biotechnologies Corporation [1]	14,268,834	20,931,849
850,000	Bio-Techne Corporation	44,923,357	224,459,500
100,000	Mettler-Toledo International, Inc. [1]	4,577,488	80,555,000

		63,769,679	325,946,349
	Pharmaceuticals (0.31%)
598,076	Dechra Pharmaceuticals PLC (United Kingdom)[2,6]	18,422,044	21,065,870

Total Health Care		156,691,989	909,682,228

Industrials (10.71%)
	Building Products (2.50%)
1,310,000	Trex Company, Inc. [1]	23,788,932	170,391,700
	Environmental & Facilities Services (0.20%)
1,220,102	BrightView Holdings, Inc. [1]	15,117,285	13,665,142
	Industrial Machinery (0.33%)
4,275,000	Marel hf (Netherlands)[2,6]	18,281,670	22,112,130
	Research & Consulting Services (7.68%)
735,000	CoStar Group, Inc. [1]	31,079,477	522,342,450

Total Industrials		88,267,364	728,511,422

See Notes to Schedules of Investments.

Baron Growth Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2020 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
Information Technology (17.33%)
	Application Software (12.76%)
725,000	Altair Engineering, Inc., Cl A [1]	$11,330,019	$28,818,750
1,495,000	ANSYS, Inc. [1]	35,236,625	436,136,350
1,070,000	Guidewire Software, Inc. [1]	33,498,890	118,609,500
1,000,000	Pegasystems, Inc.	13,997,009	101,170,000
3,250,000	SS&C Technologies Holdings, Inc.	25,406,156	183,560,000

		119,468,699	868,294,600
	Electronic Components (0.38%)
150,000	Littelfuse, Inc.	16,372,049	25,594,500
	Internet Services & Infrastructure (1.13%)
300,000	Wix.com Ltd. [1,2]	18,156,068	76,866,000
	IT Consulting & Other Services (3.06%)
1,715,000	Gartner, Inc. [1]	24,489,498	208,080,950

Total Information Technology		178,486,314	1,178,836,050

Real Estate (6.56%)
	Diversified REITs (0.18%)
450,000	American Assets Trust, Inc.	8,290,248	12,528,000
	Office REITs (1.71%)
4,799	Alexander’s, Inc. [5]	340,700	1,156,079
3,750,000	Douglas Emmett, Inc.	43,603,704	114,975,000

		43,944,404	116,131,079
	Real Estate Development (0.10%)
450,000	Forestar Group, Inc. [1]	7,875,000	6,786,000
	Specialized REITs (4.57%)
750,000	Alexandria Real Estate Equities, Inc. [5]	26,438,288	121,687,500
5,467,739	Gaming and Leisure Properties, Inc.	119,719,090	189,183,769

		146,157,378	310,871,269

Total Real Estate		206,267,030	446,316,348

Total Common Stocks		1,525,120,170	6,756,010,365

Shares		Cost	Value
Private Preferred Stocks (0.58%)
Health Care (0.58%)
	Health Care Technology (0.58%)
448,722	Schrödinger, Inc., Series E [1,3,6]	$4,999,999	$39,572,793

Private Partnerships (0.00%)
Financials (0.00%)
	Asset Management & Custody Banks (0.00%)
2,375,173	Windy City Investments Holdings, L.L.C. [1,3,5,7]	0	61,280

Warrants (0.01%)
Consumer Discretionary (0.01%)
	Hotels, Resorts & Cruise Lines (0.01%)
96,515	OneSpaWorld Holdings Ltd. Warrants, Exp 3/19/2024 [1,2,5,6]	0	201,716

Total Investments (99.89%)		$1,530,120,169	6,795,846,154

Cash and Other Assets Less Liabilities (0.11%)			7,618,819

Net Assets			$6,803,464,973

Retail Shares (Equivalent to $81.76 per share based on 29,035,897 shares outstanding)			$2,373,902,121

Institutional Shares (Equivalent to $84.86 per share based on 50,355,653 shares outstanding)			$4,273,407,667

R6 Shares (Equivalent to $84.87 per share based on 1,839,826 shares outstanding)			$156,155,185

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]

At June 30, 2020, the market value of restricted and fair valued securities amounted to $39,634,073 or 0.58% of net assets. These securities are not deemed liquid. See Note 3 regarding Restricted Securities.

[4]	See Note 6 regarding “Affiliated” companies.
[5]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[6]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[7]	Level 3 security. See Note 4 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Small Cap Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2020 (UNAUDITED)

Shares		Cost	Value
Common Stocks (97.52%)
Communication Services (4.30%)
	Cable & Satellite (2.04%)
100,000	Liberty Broadband Corporation, Cl A [1]	$404,823	$12,219,000
275,000	Liberty Broadband Corporation, Cl C [1]	1,079,681	34,089,000
1,000,000	Liberty Media Corp.-Liberty SiriusXM, Cl C [1]	2,168,308	34,450,000

		3,652,812	80,758,000

	Movies & Entertainment (2.26%)
1,250,000	Liberty Media Corporation-Liberty Formula One, Cl C [1]	22,521,105	39,637,500
225,000	Madison Square Garden Entertainment Corp. [1]	3,552,159	16,875,000
225,000	Madison Square Garden Sports Corp., Cl A [1]	8,416,556	33,050,250

		34,489,820	89,562,750

Total Communication Services		38,142,632	170,320,750

Consumer Discretionary (14.74%)
	Casinos & Gaming (2.25%)
1,000,000	DraftKings, Inc., Cl A [1]	12,833,717	33,260,000
1,200,000	Penn National Gaming, Inc. [1]	21,405,754	36,648,000
1,750,000	Red Rock Resorts, Inc., Cl A	34,600,258	19,092,500

		68,839,729	89,000,500

	Education Services (2.15%)
725,000	Bright Horizons Family Solutions, Inc. [1]	22,479,147	84,970,000

	General Merchandise Stores (1.73%)
700,000	Ollie’s Bargain Outlet Holdings, Inc. [1]	40,727,801	68,355,000

	Home Improvement Retail (2.91%)
2,000,000	Floor & Decor Holdings, Inc., Cl A [1]	78,500,578	115,300,000

	Homebuilding (2.91%)
1,675,000	Installed Building Products, Inc. [1,4]	95,608,118	115,206,500

	Hotels, Resorts & Cruise Lines (0.27%)
2,250,000	OneSpaWorld Holdings Ltd. [1,2,5]	24,000,000	10,732,500

	Internet & Direct Marketing Retail (0.51%)
275,000	Fiverr International Ltd. [1,2]	16,711,071	20,300,500

	Leisure Facilities (1.23%)
800,000	Planet Fitness, Inc., Cl A [1]	28,416,505	48,456,000

	Restaurants (0.78%)
1,350,000	The Cheesecake Factory, Inc.	32,577,367	30,942,000

Total Consumer Discretionary		407,860,316	583,263,000

Consumer Staples (0.39%)

	Packaged Foods & Meats (0.39%)
2,000,000	Whole Earth Brands, Inc. [1,3,4,5,6]	20,000,000	15,320,000

Shares		Cost	Value
Common Stocks (continued)
Financials (3.89%)
	Insurance Brokers (1.15%)
2,625,000	BRP Group, Inc., Cl A [1]	$35,198,545	$45,333,750

	Investment Banking & Brokerage (1.47%)
625,000	Houlihan Lokey, Inc.	28,909,333	34,775,000
750,000	Moelis & Co., Cl A	15,297,251	23,370,000

		44,206,584	58,145,000

	Property & Casualty Insurance (1.27%)
325,000	Kinsale Capital Group, Inc.	31,454,769	50,443,250

Total Financials		110,859,898	153,922,000

Health Care (19.44%)

	Health Care Equipment (7.76%)
950,000	Axonics Modulation Technologies, Inc. [1]	33,317,821	33,354,500
175,000	Cantel Medical Corp.	7,131,669	7,740,250
270,000	DexCom, Inc. [1]	3,583,873	109,458,000
250,000	IDEXX Laboratories, Inc. [1]	3,653,050	82,540,000
320,000	Inspire Medical Systems, Inc. [1,5]	16,558,160	27,846,400
1,100,000	Silk Road Medical, Inc. [1,5]	42,181,256	46,079,000

		106,425,829	307,018,150

	Health Care Technology (3.13%)
650,000	Teladoc Health, Inc. [1]	20,217,617	124,046,000

	Life Sciences Tools & Services (6.18%)
250,000	Guardant Health, Inc. [1,5]	4,953,266	20,282,500
650,000	ICON plc [1,2]	18,432,361	109,499,000
70,000	Mettler-Toledo International, Inc. [1]	3,418,551	56,388,500
600,000	PRA Health Sciences, Inc. [1]	10,800,000	58,374,000

		37,604,178	244,544,000

	Managed Health Care (1.48%)
1,000,000	HealthEquity, Inc. [1]	23,274,521	58,670,000

	Pharmaceuticals (0.89%)
1,000,000	Dechra Pharmaceuticals PLC (United Kingdom)[2,6]	28,027,985	35,222,731

Total Health Care		215,550,130	769,500,881

Industrials (21.03%)

	Aerospace & Defense (4.17%)
2,000,000	Kratos Defense & Security Solutions, Inc. [1]	29,986,016	31,260,000
1,000,000	Mercury Systems, Inc. [1]	25,872,953	78,660,000
125,000	TransDigm Group, Inc. [1]	0	55,256,250

		55,858,969	165,176,250

	Building Products (2.19%)
1,090,609	AZEK Co., Inc. [1]	25,084,007	34,746,803
400,000	Trex Company, Inc. [1]	30,505,504	52,028,000

		55,589,511	86,774,803

See Notes to Schedules of Investments.

Baron Small Cap Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2020 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
Industrials (continued)

	Electrical Components & Equipment (2.40%)
7,000,000	Vertiv Holdings LLC [1]	$69,871,612	$94,920,000

	Environmental & Facilities Services (2.02%)
850,000	Waste Connections, Inc. [2]	37,116,667	79,721,500

	Human Resource & Employment Services (2.86%)
1,700,000	ASGN, Inc. [1]	42,057,952	113,356,000

	Industrial Machinery (2.25%)
725,000	John Bean Technologies Corp.	62,999,777	62,364,500
200,000	RBC Bearings, Incorporated [1]	12,713,721	26,808,000

		75,713,498	89,172,500

	Research & Consulting Services (2.26%)
4,000,000	Clarivate Plc (formerly, Clarivate Analytics Plc) [1,2]	44,078,833	89,320,000

	Trading Companies & Distributors (2.88%)
1,000,000	SiteOne Landscape Supply, Inc. [1]	26,904,431	113,970,000

Total Industrials		407,191,473	832,411,053

Information Technology (23.84%)
	Application Software (11.01%)
950,000	Altair Engineering, Inc., Cl A [1]	15,372,487	37,762,500
800,000	Aspen Technology, Inc. [1]	29,983,938	82,888,000
850,000	Ceridian HCM Holding, Inc. [1]	23,711,721	67,379,500
1,225,000	Guidewire Software, Inc. [1]	31,269,358	135,791,250
275,000	The Trade Desk, Inc., Cl A [1]	9,762,500	111,787,500

		110,100,004	435,608,750

	Data Processing & Outsourced Services (3.98%)
3,300,000	Repay Holdings Corporation, Cl A [1,4]	33,000,000	81,279,000
405,170	Shift4 Payments, Inc., Cl A [1]	9,677,975	14,383,535
375,000	WEX, Inc. [1]	15,715,808	61,878,750

		58,393,783	157,541,285

	Electronic Equipment & Instruments (1.81%)
1,200,000	Cognex Corp.	9,420,069	71,664,000

	Internet Services & Infrastructure (2.75%)
425,000	Wix.com Ltd. [1,2]	22,664,357	108,893,500

	IT Consulting & Other Services (4.29%)
700,000	Endava plc, ADR [1,2]	20,546,460	33,810,000
1,000,000	Gartner, Inc. [1]	14,988,362	121,330,000
2,100,000	Grid Dynamics Holdings, Inc. [1]	21,637,915	14,490,000

		57,172,737	169,630,000

Total Information Technology		257,750,950	943,337,535

Shares		Cost	Value
Common Stocks (continued)
Materials (3.07%)
	Construction Materials (0.51%)
1,250,000	Summit Materials, Inc., Cl A [1]	$21,875,405	$20,100,000
	Metal & Glass Containers (0.90%)
800,000	Berry Global Group, Inc. [1]	12,652,147	35,456,000
	Specialty Chemicals (1.66%)
1,800,000	PolyOne Corp.	57,479,445	47,214,000
100,000	Quaker Chemical Corp.	15,148,385	18,565,000

		72,627,830	65,779,000

Total Materials		107,155,382	121,335,000

Real Estate (5.73%)
	Specialized REITs (5.73%)
2,800,000	Americold Realty Trust [5]	63,604,265	101,640,000
178,136	Gaming and Leisure Properties, Inc.	1,757,610	6,163,505
400,000	SBA Communications Corp.	1,611,440	119,168,000

Total Real Estate		66,973,315	226,971,505

Unclassified (1.09%)
	Unclassified (1.09%)
3,150,000	Collier Creek Holdings, Cl A [1,2,4]	38,880,913	43,155,000

Total Common Stocks		1,670,365,009	3,859,536,724

Warrants (0.34%)
Consumer Discretionary (0.01%)
	Hotels, Resorts & Cruise Lines (0.01%)
260,850	OneSpaWorld Holdings Ltd. Warrants, Exp 3/19/2024[1,2,5,6]	0	545,177

Consumer Staples (0.04%)
	Packaged Foods & Meats (0.04%)
1,403,600	Whole Earth Brands, Inc. Warrants, Exp 6/25/2025 [1,3,4,5,6]	0	1,515,888

Information Technology (0.29%)
	Data Processing & Outsourced Services (0.29%)
3,500,000	Repay Holdings Corporation Warrants, Exp 7/11/2024[1,4]	0	11,445,000

Total Warrants		0	13,506,065

See Notes to Schedules of Investments.

Baron Small Cap Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2020 (UNAUDITED)

Principal Amount		Cost	Value
Short Term Investments (2.31%)
$91,547,847	Repurchase Agreement with Fixed Income Clearing Corp., dated 6/30/2020, 0.00% due 7/1/2020; Proceeds at maturity – $91,547,847; (Fully collateralized by $88,371,200 U.S. Treasury Note, 1.50% due 10/31/2024; Market value – $93,378,879)[6]	$91,547,847	$91,547,847

Total Investments (100.17%)		1,761,912,856	3,964,590,636

Liabilities Less Cash and Other Assets (-0.17%)			(6,922,655)

Net Assets			$3,957,667,981

Retail Shares (Equivalent to $30.52 per share based on 44,820,883 shares outstanding)			$1,368,025,048

Institutional Shares (Equivalent to $32.07 per share based on 75,064,480 shares outstanding)			$2,407,048,579

R6 Shares (Equivalent to $32.06 per share based on 5,695,926 shares outstanding)			$182,594,354

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]

At June 30, 2020, the market value of restricted and fair valued securities amounted to $16,835,888 or 0.43% of net assets. These securities are not deemed liquid. See Note 3 regarding Restricted Securities.

[4]	See Note 6 regarding “Affiliated” companies.
[5]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[6]	Level 2 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Opportunity Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2020 (UNAUDITED)

Shares		Cost	Value
Common Stocks (95.49%)
Communication Services (14.65%)
	Interactive Home Entertainment (2.24%)
78,000	Electronic Arts, Inc. [1]	$7,977,654	$10,299,900
59,000	Take-Two Interactive Software, Inc.1	6,730,439	8,234,630

		14,708,093	18,534,530

	Interactive Media & Services (10.84%)
17,950	Alphabet, Inc., Cl C [1]	14,928,787	25,374,299
92,700	Facebook, Inc., Cl A [1]	19,752,664	21,049,389
548,000	Snap, Inc., Cl A [1]	8,507,738	12,872,520
139,803	Zillow Group, Inc., Cl C [1]	6,696,982	8,054,051
442,369	ZoomInfo Technologies Inc., Cl A1	12,491,610	22,574,090

		62,377,781	89,924,349

	Movies & Entertainment (1.57%)
122,614	Manchester United plc, Cl A [2]	1,867,992	1,940,980
24,425	Netflix, Inc. [1]	3,966,732	11,114,352

		5,834,724	13,055,332

Total Communication Services		82,920,598	121,514,211

Consumer Discretionary (20.12%)

	Automobile Manufacturers (5.56%)
42,700	Tesla, Inc. [1]	9,302,003	46,107,887

	Automotive Retail (1.87%)
298,416	Vroom, Inc. [1]	6,565,152	15,559,410

	Education Services (0.65%)
123,236	Arco Platform Limited, Cl A [1,2]	3,501,531	5,358,301

	Homebuilding (0.61%)
74,000	Installed Building Products, Inc. [1]	3,805,225	5,089,720

	Internet & Direct Marketing Retail (11.43%)
77,000	Alibaba Group Holding Limited, ADR [1,2]	10,901,219	16,608,900
22,575	Amazon.com, Inc. [1]	24,454,980	62,280,362
8,529	MercadoLibre, Inc. [1]	4,838,488	8,407,632
1,389,126	Trainline Plc, 144A (United Kingdom)[1,2,4]	6,196,057	7,486,581

		46,390,744	94,783,475

Total Consumer Discretionary		69,564,655	166,898,793

Financials (1.40%)
	Asset Management & Custody Banks (0.76%)
192,250	Brookfield Asset Management, Inc., Cl A [2]	7,001,856	6,325,025
	Financial Exchanges & Data (0.64%)
10,600	MarketAxess Holdings, Inc.	1,129,414	5,309,752

Total Financials		8,131,270	11,634,777

Shares		Cost	Value
Common Stocks (continued)
Health Care (13.76%)
	Biotechnology (7.61%)
101,300	Acceleron Pharma, Inc. [1]	$3,848,518	$9,650,851
113,400	Applied Therapeutics, Inc. [1]	4,776,131	4,099,410
77,202	argenx SE, ADR [1,2]	3,349,836	17,388,206
207,600	Arrowhead Pharmaceuticals, Inc. [1]	5,250,683	8,966,244
43,700	Neurocrine Biosciences, Inc. [1]	3,891,557	5,331,400
152,917	PTC Therapeutics, Inc. [1]	7,597,277	7,759,009
34,300	Vertex Pharmaceuticals Incorporated [1]	5,744,506	9,957,633

		34,458,508	63,152,753
	Health Care Equipment (1.48%)
71,100	Edwards Lifesciences Corp. [1]	2,388,654	4,913,721
12,935	Intuitive Surgical, Inc. [1]	4,035,830	7,370,751

		6,424,484	12,284,472
	Health Care Technology (1.68%)
106,374	Schrödinger, Inc. [1]	1,808,358	9,740,667
17,800	Veeva Systems, Inc., Cl A [1]	2,595,016	4,172,676

		4,403,374	13,913,343
	Life Sciences Tools & Services (2.99%)
50,419	10X Genomics, Inc., Cl A [1]	3,006,785	4,502,921
222,500	CareDx, Inc. [1,3]	7,071,684	7,883,175
53,837	Guardant Health, Inc. [1,3]	3,834,191	4,367,796
21,715	Illumina, Inc. [1]	2,606,193	8,042,150

		16,518,853	24,796,042

Total Health Care		61,805,219	114,146,610

Industrials (3.04%)

	Aerospace & Defense (0.98%)
517,969	Kratos Defense & Security Solutions, Inc.[1]	8,426,902	8,095,856

	Research & Consulting Services (2.06%)
17,933	CoStar Group, Inc. [1]	606,009	12,744,445
25,390	Verisk Analytics, Inc.	1,183,699	4,321,378

		1,789,708	17,065,823

Total Industrials		10,216,610	25,161,679

Information Technology (38.96%)

	Application Software (13.82%)
29,900	Adobe, Inc. [1]	5,847,190	13,015,769
16,975	ANSYS, Inc. [1]	1,416,670	4,952,117
44,500	Avalara, Inc. [1]	5,804,336	5,922,505
105,170	Ceridian HCM Holding, Inc. [1]	3,363,213	8,336,826
14,800	Coupa Software, Inc. [1]	2,259,094	4,100,192
157,100	Guidewire Software, Inc. [1]	3,949,773	17,414,535
55,500	RingCentral, Inc., Cl A [1]	6,537,106	15,818,055
45,480	salesforce.com, Inc. [1]	4,888,666	8,519,768
24,300	ServiceNow, Inc. [1,3]	2,036,994	9,842,958
72,600	Splunk, Inc. [1]	8,104,192	14,425,620
19,500	The Trade Desk, Inc., Cl A [1]	646,518	7,926,750
17,207	Zoom Video Communications, Inc., Cl A [1]	1,087,315	4,362,663

		45,941,067	114,637,758

See Notes to Schedules of Investments.

Baron Opportunity Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2020 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
Information Technology (continued)

	Data Processing & Outsourced Services (4.31%)
3,000	Adyen N.V., 144A (Netherlands) [1,2]	$2,422,754	$4,366,481
33,100	MasterCard Incorporated, Cl A	2,713,455	9,787,670
67,000	PayPal Holdings, Inc. [1]	7,166,223	11,673,410
51,300	Visa, Inc., Cl A	4,019,237	9,909,621

		16,321,669	35,737,182

	Internet Services & Infrastructure (4.16%)
172,677	GDS Holdings Limited, ADR [1,2]	6,992,993	13,755,450
525,000	NEXTDC Ltd. (Australia)[1,2,4]	2,455,362	3,611,071
67,043	Wix.com Ltd. [1,2]	3,803,923	17,177,757

		13,252,278	34,544,278

	IT Consulting & Other Services (2.50%)
192,368	Endava plc, ADR [1,2]	6,273,962	9,291,374
94,187	Gartner, Inc. [1]	1,517,861	11,427,709

		7,791,823	20,719,083

	Semiconductors (1.37%)
29,800	NVIDIA Corp.	6,014,158	11,321,318

	Systems Software (12.80%)
85,723	Crowdstrike Holdings, Inc., Cl A [1]	4,145,057	8,597,160
91,020	Datadog, Inc., Cl A [1,3]	2,806,058	7,914,189
388,800	Microsoft Corp.	54,115,132	79,124,688
10,000	Okta, Inc. [1,3]	1,209,730	2,002,300
38,741	Twilio, Inc., Cl A [1,3]	4,836,911	8,500,550

		67,112,888	106,138,887

Total Information Technology		156,433,883	323,098,506

Real Estate (3.56%)

	Industrial REITs (0.96%)
191,985	Rexford Industrial Realty, Inc.	7,666,134	7,953,939

	Specialized REITs (2.60%)
32,000	Alexandria Real Estate Equities, Inc. [3]	4,494,838	5,192,000
175,500	Americold Realty Trust [3]	5,390,812	6,370,650
14,225	Equinix, Inc.	2,122,124	9,990,217

		12,007,774	21,552,867

Total Real Estate		19,673,908	29,506,806

Total Common Stocks		408,746,143	791,961,382

Principal Amount		Cost	Value
Short Term Investments (5.96%)
$49,440,412	Repurchase Agreement with Fixed Income Clearing Corp., dated 6/30/2020, 0.00% due 7/1/2020; Proceeds at maturity – $49,440,412; (Fully collateralized by $47,724,900 U.S. Treasury Note, 1.50% due 10/31/2024; Market value – $50,429,299)[4]	$49,440,412	$49,440,412

Total Investments (101.45%)		$458,186,555	841,401,794

Liabilities Less Cash and Other Assets (-1.45%)			(12,035,239)

Net Assets			$829,366,555

Retail Shares (Equivalent to $29.80 per share based on 16,995,734 shares outstanding)			$506,405,267

Institutional Shares (Equivalent to $31.20 per share based on 9,654,749 shares outstanding)			$301,233,066

R6 Shares (Equivalent to $31.23 per share based on 695,703 shares outstanding)			$21,728,222

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[4]	Level 2 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At June 30, 2020, the market value of Rule 144A securities amounted to $11,853,062 or 1.43% of net assets.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Fifth Avenue Growth Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2020 (UNAUDITED)

Shares		Cost	Value
Common Stocks (95.81%)
Communication Services (9.73%)
	Interactive Media & Services (9.73%)
1,948	Alphabet, Inc., Cl A [1]	$280,365	$2,762,361
10,283	Alphabet, Inc., Cl C [1]	4,420,382	14,536,152
64,665	Facebook, Inc., Cl A [1]	2,342,792	14,683,482
186,473	ZoomInfo Technologies Inc., Cl A [1]	5,197,135	9,515,717

Total Communication Services		12,240,674	41,497,712

Consumer Discretionary (18.53%)
	Internet & Direct Marketing Retail (18.53%)
92,830	Alibaba Group Holding Limited, ADR [1,2]	7,959,441	20,023,431
17,716	Amazon.com, Inc. [1]	3,748,327	48,875,255
10,320	MercadoLibre, Inc. [1]	5,390,091	10,173,146

Total Consumer Discretionary		17,097,859	79,071,832

Financials (4.82%)
	Financial Exchanges & Data (4.82%)
54,208	CME Group, Inc.	5,248,889	8,810,968
35,745	S&P Global, Inc.	7,625,094	11,777,263

Total Financials		12,873,983	20,588,231

Health Care (17.66%)
	Biotechnology (2.58%)
37,971	Vertex Pharmaceuticals Incorporated [1]	5,909,493	11,023,361
	Health Care Equipment (3.26%)
24,371	Intuitive Surgical, Inc. [1]	8,390,754	13,887,327
	Health Care Technology (5.52%)
100,453	Veeva Systems, Inc., Cl A [1]	7,493,348	23,548,192
	Life Sciences Tools & Services (4.80%)
43,390	10X Genomics, Inc., Cl A [1]	3,168,601	3,875,161
44,814	Illumina, Inc. [1]	5,436,614	16,596,865

		8,605,215	20,472,026
	Pharmaceuticals (1.50%)
121,021	AstraZeneca PLC, ADR [2]	6,375,865	6,400,801

Total Health Care		36,774,675	75,331,707

Information Technology (41.85%)
	Application Software (10.55%)
39,609	RingCentral, Inc., Cl A [1]	4,042,926	11,288,961
32,207	ServiceNow, Inc. [1,3]	9,303,984	13,045,767
208,327	Slack Technologies, Inc., Cl A [1]	4,742,654	6,476,887
71,388	Splunk, Inc. [1]	8,677,083	14,184,796

		26,766,647	44,996,411
	Data Processing & Outsourced Services (13.43%)
6,218	Adyen N.V., 144A (Netherlands)[1,2]	4,711,862	9,050,260
89,358	Fidelity National Information Services, Inc.	7,601,621	11,982,014
66,851	MasterCard Incorporated, Cl A	3,750,511	19,767,840
85,434	Visa, Inc., Cl A	2,870,563	16,503,286

		18,934,557	57,303,400
	Internet Services & Infrastructure (2.91%)
48,522	Wix.com Ltd. [1,2]	4,233,004	12,432,307

Shares		Cost	Value
Common Stocks (continued)
Information Technology (continued)
	IT Consulting & Other Services (3.02%)
51,126	EPAM Systems, Inc. [1]	$4,736,195	$12,884,263
	Semiconductor Equipment (3.38%)
39,157	ASML Holding N.V. [2]	4,042,937	14,410,951
	Systems Software (8.56%)
81,184	Crowdstrike Holdings, Inc., Cl A [1]	3,934,559	8,141,943
140,287	Datadog, Inc., Cl A [1,3]	3,787,749	12,197,955
73,862	Twilio Inc., Cl A [1,3]	8,837,984	16,206,800

		16,560,292	36,546,698

Total Information Technology		75,273,632	178,574,030

Real Estate (3.22%)
	Specialized REITs (3.22%)
19,555	Equinix, Inc.	3,178,515	13,733,476

Total Common Stocks		157,439,338	408,796,988

Principal Amount
Short Term Investments (4.32%)
$18,417,847	Repurchase Agreement with Fixed Income Clearing Corp., dated 6/30/2020, 0.00% due 7/1/2020; Proceeds at maturity – $18,417,847; (Fully collateralized by $17,326,600 U.S. Treasury Note, 2.125% due 11/30/2024; Market value – $18,786,224)[4]	18,417,847	18,417,847

Total Investments (100.13%)		$175,857,185	427,214,835

Liabilities Less Cash and Other Assets (-0.13%)			(551,283)

Net Assets			$426,663,552

Retail Shares (Equivalent to $41.76 per share based on 3,592,394 shares outstanding)			$150,035,194

Institutional Shares (Equivalent to $42.78 per share based on 5,774,431 shares outstanding)			$247,051,063

R6 Shares (Equivalent to $42.80 per share based on 691,077 shares outstanding)			$29,577,295

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[4]	Level 2 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At June 30, 2020, the market value of Rule 144A securities amounted to $9,050,260 or 2.12% of net assets.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Discovery Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2020 (UNAUDITED)

Shares		Cost	Value
Common Stocks (93.75%)
Communication Services (3.22%)
	Advertising (1.38%)
3,000,000	S4 Capital PLC (United Kingdom) [1,2,6]	$7,449,217	$10,034,755

	Movies & Entertainment (0.75%)
185,000	Liberty Media Corporation-Liberty Formula One, Cl A [1]	5,634,811	5,398,300
	Publishing (1.09%)
500,000	Future PLC (United Kingdom) [2,6]	7,138,714	7,891,817

Total Communication Services		20,222,742	23,324,872

Consumer Discretionary (8.71%)
	Casinos & Gaming (2.28%)
175,000	DraftKings, Inc., Cl A [1]	2,183,795	5,820,500
350,371	Penn National Gaming, Inc. [1]	6,263,946	10,700,330

		8,447,741	16,520,830
	General Merchandise Stores (1.82%)
135,000	Ollie’s Bargain Outlet Holdings, Inc. [1]	7,782,991	13,182,750
	Home Improvement Retail (2.98%)
375,000	Floor & Decor Holdings, Inc., Cl A [1]	12,204,764	21,618,750
	Internet & Direct Marketing Retail (0.44%)
250,000	The RealReal, Inc. [1]	4,201,160	3,197,500
	Restaurants (1.19%)
315,000	The Cheesecake Factory, Inc.	6,971,479	7,219,800
10,000	Wingstop, Inc.	874,199	1,389,700
		7,845,678	8,609,500

Total Consumer Discretionary		40,482,334	63,129,330

Consumer Staples (0.05%)
	Packaged Foods & Meats (0.05%)
1,050,000	Barfresh Food Group, Inc. [1]	597,200	367,500
Financials (5.15%)

	Insurance Brokers (1.19%)
500,007	BRP Group, Inc., Cl A [1]	8,065,827	8,635,121

	Property & Casualty Insurance (3.96%)
185,000	Kinsale Capital Group, Inc.	8,344,077	28,713,850

Total Financials		16,409,904	37,348,971

Health Care (28.55%)

	Biotechnology (6.71%)
127,000	Applied Therapeutics, Inc. [1]	6,307,786	4,591,050
146,000	Biohaven Pharmaceutical Holding Co. Ltd. [1,2]	6,453,537	10,674,060
235,000	Emergent BioSolutions, Inc. [1]	10,836,488	18,583,800
288,500	Esperion Therapeutics, Inc. [1]	13,059,851	14,802,935

		36,657,662	48,651,845

	Health Care Equipment (10.06%)
164,900	Accelerate Diagnostics, Inc. [1,4]	2,520,362	2,499,884
505,084	AxoGen, Inc. [1]	8,267,052	4,666,976
280,982	Axonics Modulation Technologies, Inc. [1]	9,200,554	9,865,278
202,500	CryoPort, Inc. [1]	5,127,704	6,125,625
89,823	Inari Medical, Inc. [1]	2,337,837	4,351,026
360,000	Inogen, Inc. [1]	16,270,729	12,787,200

Shares		Cost	Value
Common Stocks (continued)
Health Care (continued)

Health Care Equipment (continued)
50,000	Inspire Medical Systems, Inc. [1,3]	$2,923,748	$4,351,000
365,208	Silk Road Medical, Inc. [1,3]	12,597,717	15,298,563

207,000	Tactile Systems Technology, Inc. [1]	10,243,062	8,576,010
1,985,000	ViewRay, Inc. [1]	9,544,839	4,446,400

		79,033,604	72,967,962
	Health Care Supplies (2.36%)
1,529,967	Cerus Corp. [1]	7,100,382	10,097,782
1,815,363	Sientra, Inc. [1]	14,032,382	7,025,455

		21,132,764	17,123,237

	Health Care Technology (0.79%)
30,000	Teladoc Health, Inc. [1]	719,320	5,725,200

	Life Sciences Tools & Services (4.56%)
553,523	CareDx, Inc. [1,3]	11,344,057	19,611,320
519,190	Veracyte, Inc. [1,3]	12,884,315	13,447,021

		24,228,372	33,058,341
	Managed Health Care (1.45%)
408,279	Progyny, Inc. [1]	6,405,174	10,537,681
	Pharmaceuticals (2.62%)
581,732	Revance Therapeutics, Inc. [1]	8,769,092	14,205,896
3,831,500	TherapeuticsMD, Inc. [1]	16,199,093	4,789,375

		24,968,185	18,995,271

Total Health Care		193,145,081	207,059,537

Industrials (16.05%)
	Aerospace & Defense (4.41%)
884,870	Kratos Defense & Security Solutions, Inc. [1]	14,901,245	13,830,518
230,600	Mercury Systems, Inc. [1]	7,155,936	18,138,996

		22,057,181	31,969,514
	Building Products (1.97%)
110,000	Trex Company, Inc. [1]	7,416,878	14,307,700
	Heavy Electrical Equipment (2.28%)
707,000	TPI Composites, Inc. [1]	15,134,506	16,522,590
	Industrial Conglomerates (0.52%)
175,000	Raven Industries, Inc. [1]	5,866,730	3,764,250
	Industrial Machinery (3.94%)
86,600	ESCO Technologies, Inc.	4,658,024	7,320,298
230,000	Helios Technologies, Inc.	9,893,077	8,567,500
237,500	Kornit Digital Ltd. [1,2]	3,984,915	12,677,750

		18,536,016	28,565,548
	Trading Companies & Distributors (2.93%)
186,500	SiteOne Landscape Supply, Inc. [1]	10,148,112	21,255,405

Total Industrials		79,159,423	116,385,007

Information Technology (24.63%)
	Application Software (4.16%)
35,000	Bill.Com Holdings, Inc. [1]	1,365,006	3,157,350
107,500	Everbridge, Inc. [1]	10,041,858	14,873,700
250,000	Medallia, Inc. [1]	6,797,416	6,310,000
350,000	Yext, Inc. [1]	4,883,046	5,813,500

		23,087,326	30,154,550

See Notes to Schedules of Investments.

Baron Discovery Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2020 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
Information Technology (continued)
	Data Processing & Outsourced Services (2.68%)
500,000	Repay Holdings Corporation, Cl A [1]	$6,783,489	$12,315,000
200,000	Shift4 Payments, Inc., Cl A [1]	5,322,638	7,100,000

		12,106,127	19,415,000
	Electronic Equipment & Instruments (2.11%)
10,431	Novanta, Inc. [1,2]	272,590	1,113,718
475,000	PAR Technology Corp. [1]	8,016,491	14,216,750

		8,289,081	15,330,468
	IT Consulting & Other Services (2.90%)
435,000	Endava plc, ADR [1,2]	12,386,740	21,010,500
	Semiconductor Equipment (4.52%)
193,500	Advanced Energy Industries, Inc. [1]	12,950,217	13,117,365
340,000	Ichor Holdings Ltd. [1,2]	6,622,722	9,037,200
220,000	Nova Measuring Instruments Ltd. [1,2]	5,201,368	10,601,800

		24,774,307	32,756,365
	Systems Software (8.26%)
333,775	Dynatrace, Inc. [1,3]	6,243,606	13,551,265
472,131	Ping Identity Holding Corp. [1]	7,764,344	15,150,684
175,000	Qualys, Inc. [1]	10,424,382	18,203,500
147,000	Varonis Systems, Inc. [1]	9,207,436	13,006,560

		33,639,768	59,912,009

Total Information Technology		114,283,349	178,578,892

Real Estate (5.22%)
	Diversified REITs (1.15%)
300,000	American Assets Trust, Inc.	8,106,734	8,352,000
	Industrial REITs (1.72%)
300,000	Rexford Industrial Realty, Inc.	10,330,498	12,429,000
	Specialized REITs (2.35%)
470,000	Americold Realty Trust [3]	9,905,736	17,061,000

Total Real Estate		28,342,968	37,842,000

Unclassified (2.17%)
	Unclassified (2.17%)
1,150,000	Collier Creek Holdings, Cl A [1,2]	14,287,867	15,755,000

Total Common Stocks		506,930,868	679,791,109

Principal Amount		Cost	Value
Short Term Investments (6.37%)
Repurchase Agreement (6.03%)
$43,751,072	Repurchase Agreement with Fixed Income Clearing Corp., dated 6/30/2020, 0.00% due 7/1/2020; Proceeds at maturity – $43,751,072; (Fully collateralized by $41,158,900 U.S. Treasury Note, 2.125% due 11/30/2024; Market value – $44,626,200)[6]	$43,751,072	$43,751,072
Securities Lending Collateral (0.34%)
2,432,275	State Street Navigator Securities Lending Prime Portfolio [5,6]	2,432,275	2,432,275

Total Short Term Investments		46,183,347	46,183,347

Total Investments (100.12%)		$553,114,215	725,974,456

Liabilities Less Cash and Other Assets (-0.12%)			(846,480)

Net Assets			$725,127,976

Retail Shares (Equivalent to $23.73 per share based on 5,556,278 shares outstanding)			$131,841,207

Institutional Shares (Equivalent to $24.11 per share based on 24,220,060 shares outstanding)			$584,014,679

R6 Shares (Equivalent to $24.11 per share based on 384,514 shares outstanding)			$9,272,090

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[4]	The value of all securities loaned at June 30, 2020 amounted to $2,499,884 or 0.34% of net assets. See Note 2c regarding Securities Lending.
[5]	Represents investment of cash collateral received from securities lending transactions. See Note 2c regarding Securities Lending.
[6]	Level 2 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Durable Advantage Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2020 (UNAUDITED)

Shares		Cost	Value
Common Stocks (95.15%)
Communication Services (10.17%)
	Cable & Satellite (2.44%)
574	Charter Communications, Inc., Cl A [1]	$233,119	$292,763
	Interactive Media & Services (7.73%)
298	Alphabet, Inc., Cl C [1]	368,190	421,256
2,233	Facebook, Inc., Cl A [1]	463,016	507,047

		831,206	928,303

Total Communication Services		1,064,325	1,221,066

Consumer Staples (4.46%)
	Distillers & Vintners (2.00%)
1,374	Constellation Brands, Inc., Cl A	277,817	240,381
	Hypermarkets & Super Centers (1.39%)
548	Costco Wholesale Corp.	131,841	166,159
	Personal Products (1.07%)
681	The Estée Lauder Companies, Inc., Cl A	109,587	128,491

Total Consumer Staples		519,245	535,031

Financials (15.64%)
	Asset Management & Custody Banks (2.17%)
328	BlackRock, Inc.	160,532	178,462
2,490	Brookfield Asset Management, Inc., Cl A [2]	103,739	81,921

		264,271	260,383
	Financial Exchanges & Data (13.47%)
808	CME Group, Inc.	125,886	131,332
2,158	Moody’s Corp.	422,752	592,867
865	MSCI, Inc.	272,907	288,754
1,832	S&P Global, Inc.	413,955	603,608

		1,235,500	1,616,561

Total Financials		1,499,771	1,876,944

Health Care (21.89%)
	Health Care Equipment (4.60%)
3,124	Danaher Corp.	417,686	552,417
	Life Sciences Tools & Services (9.31%)
1,550	Agilent Technologies, Inc.	107,517	136,973
2,532	IQVIA Holdings, Inc. [1]	361,541	359,240
189	Mettler-Toledo International, Inc. [1]	121,918	152,249
1,293	Thermo Fisher Scientific, Inc.	398,257	468,506

		989,233	1,116,968
	Managed Health Care (3.07%)
1,247	UnitedHealth Group, Incorporated	296,640	367,803
	Pharmaceuticals (4.91%)
11,152	AstraZeneca PLC, ADR [2]	529,994	589,829

Total Health Care		2,233,553	2,627,017

Shares		Cost	Value
Common Stocks (continued)
Industrials (5.26%)
	Aerospace & Defense (1.84%)
2,725	HEICO Corp., Cl A	$258,043	$221,379
	Research & Consulting Services (3.42%)
5,432	IHS Markit Ltd. [2]	321,519	410,116

Total Industrials		579,562	631,495

Information Technology (31.89%)
	Application Software (8.68%)
1,488	Adobe, Inc. [1]	450,378	647,741
313	Fair Isaac Corp. [1]	112,954	130,847
4,649	SS&C Technologies Holdings, Inc.	254,015	262,575

		817,347	1,041,163
	Data Processing & Outsourced Services (9.09%)
3,281	Fidelity National Information Services, Inc.	453,390	439,949
1,494	MasterCard Incorporated, Cl A	311,429	441,776
1,086	Visa, Inc., Cl A	224,841	209,783

		989,660	1,091,508
	Electronic Manufacturing Services (1.33%)
1,958	TE Connectivity Ltd. [2]	186,028	159,675
	IT Consulting & Other Services (4.15%)
2,322	Accenture plc, Cl A [2]	425,751	498,580

	Semiconductor Equipment (1.60%)
522	ASML Holding N.V. [2]	103,004	192,112

	Semiconductors (1.43%)
1,347	Texas Instruments, Inc.	157,714	171,028

	Systems Software (5.61%)
3,310	Microsoft Corp.	391,487	673,618

Total Information Technology		3,070,991	3,827,684

Materials (1.00%)
	Specialty Chemicals (1.00%)
605	Ecolab, Inc.	120,488	120,365

Real Estate (4.84%)
	Specialized REITs (4.84%)
1,501	Alexandria Real Estate Equities, Inc. [3]	225,486	243,537
480	Equinix, Inc.	260,708	337,104

Total Real Estate		486,194	580,641

Total Common Stocks		9,574,129	11,420,243

See Notes to Schedules of Investments.

Baron Durable Advantage Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2020 (UNAUDITED)

Principal Amount		Cost	Value
Short Term Investments (5.95%)
$714,705	Repurchase Agreement with Fixed Income Clearing Corp., dated 6/30/2020, 0.00% due 7/1/2020; Proceeds at maturity – $714,705; (Fully collateralized by $677,300 U.S. Treasury Note, 1.625% due 2/15/2026; Market value – $729,062)[4]	$714,705	$714,705

Total Investments (101.10%)		$10,288,834	12,134,948

Liabilities Less Cash and Other Assets (-1.10%)			(132,351)

Net Assets			$12,002,597

Retail Shares (Equivalent to $13.31 per share based on 284,068 shares outstanding)			$3,781,196

Institutional Shares (Equivalent to $13.39 per share based on 447,017 shares outstanding)			$5,984,514

R6 Shares (Equivalent to $13.39 per share based on 167,092 shares outstanding)			$2,236,887

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[4]	Level 2 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Funds	June 30, 2020

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION

Baron Investment Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company established as a Massachusetts business trust on February 19, 1987, and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies. The Trust currently offers seven series (individually, a “Fund” and collectively, the “Funds”): Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund, Baron Fifth Avenue Growth Fund, Baron Discovery Fund, and Baron Durable Advantage Fund.

Each Fund offers Retail Shares, Institutional Shares, and R6 Shares. Each class of shares differs only in its ongoing fees, expenses and eligibility requirements. Retail Shares are offered to all investors. Institutional Shares are for investments in the amount of $1 million or more per Fund. Institutional Shares are intended for certain financial intermediaries that offer shares of Baron Funds through fee-based platforms, retirement platforms, or other platforms. R6 Shares are for investments in the amount of $5 million or more per Fund. R6 Shares are available only to qualified 401(a) plans (including 401(k) plans, Keogh plans, profit sharing plans, money purchase pension plans, target benefit plans, defined benefit pension plans, and Taft-Hartley multi-employer pension plans), endowment funds and foundations, any state, county or city, or its instrumentality, department, authority, or agency, 457 plans, including 457(a) governmental entity plans and tax-exempt plans, accounts registered to insurance companies, trust companies and bank trust departments, investment companies, both affiliated and not affiliated with BAMCO, Inc. (the “Adviser”), and any entity that is considered a corporation for tax purposes, including corporate non-qualified deferred compensation plans of such corporations. Each class of shares has equal rights to earnings and assets, except that each class bears different expenses for distribution and shareholder servicing. Each Fund’s investment income, realized and unrealized gains or losses on investments and foreign currency, and expenses other than those attributable to a specific class are allocated to each class based on its relative net assets. Each class of shares has exclusive voting rights with respect to matters that affect just that class. The investment goals of the Funds are as follows:

Baron Asset Fund seeks capital appreciation through long-term investments primarily in securities of medium-sized companies with undervalued assets or favorable growth prospects.

Baron Growth Fund seeks capital appreciation through long-term investments primarily in securities of small-sized growth companies.

Baron Small Cap Fund seeks capital appreciation through investments primarily in securities of small-sized growth companies.

Baron Opportunity Fund seeks capital appreciation through investments primarily in growth companies that benefit from technology advances.

Baron Fifth Avenue Growth Fund seeks capital appreciation through investments primarily in securities of large-sized growth companies.

Baron Discovery Fund seeks capital appreciation through investments primarily in securities of small-sized growth companies.

Baron Durable Advantage Fund seeks capital appreciation through long-term investments primarily in securities of large-sized companies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

a) Security Valuation. The Funds’ share prices or net asset values (“NAV”) are calculated as of the scheduled close of the regular trading session (usually 4 p.m. E.T. or such other time as of which the Funds’ NAVs are calculated (the “NAV Calculation Time”)) on the New York Stock Exchange (the “Exchange”) on any day the Exchange is scheduled to be open. Portfolio securities traded on any national stock exchange are valued based on the last sale price on the exchange where such shares are principally traded. For securities traded on NASDAQ, the Funds use the NASDAQ Official Closing Price. If there are no sales on a given day, the value of the security may be the average of the most recent bid and asked quotations on such exchange or the last sale price from a prior day. Where market quotations are not readily available, or, if in the Adviser’s judgment, they do not accurately reflect the fair value of a security, or an event occurs after the market close but before the Funds are priced that materially affects the value of a security, the security will be valued by the Adviser using policies and procedures approved by the Board of Trustees (the “Board”). Some of the more common reasons that may necessitate that a security be valued using “fair value” pricing may include, but are not limited to: trading of the security has been halted or suspended; or the security has not been traded for an extended period of time. The Adviser has a Fair Valuation Committee (the “Committee”) comprised of senior management representatives and the Committee reports to the Board every quarter. Factors the Committee may consider when valuing a security include whether a current price is stale, there is recent news, the security is thinly traded, transactions are infrequent or quotations are genuine. There can be no guarantee, however, that a fair valuation used by the

Baron Funds	June 30, 2020

Funds on any given day will more accurately reflect the market value of an investment than the closing price of such investment in its market. U.S. Government obligations, money market instruments, and other debt instruments held by the Funds with a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates fair value. Debt instruments having a greater remaining maturity will be valued on the basis of prices obtained from a pricing service approved by the Board or at the mean of the bid and ask prices from the dealer maintaining an active market in that security. The value of the Funds’ investments in convertible bonds/convertible preferred stocks is determined primarily by obtaining valuations from independent pricing services based on readily available bid quotations or, if quotations are not available, by methods which include various considerations such as yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Other inputs used by an independent pricing service to value convertible bonds/convertible preferred stocks generally include underlying stock data, conversion premiums, listed bond and preferred stock prices and other market information which may include benchmark curves, trade execution data, sensitivity analysis, when available, or an estimated value calculated based on the price of the underlying common share on the valuation date adjusted for accrued and unpaid dividends. Open-end investment companies, including securities lending collateral invested in registered investment company money market funds, are valued at their NAV each day.

Non-U.S. equity securities traded on foreign securities exchanges are generally valued using an independent pricing vendor that provides daily fair value adjustment factors based on information such as local closing price, relevant general and sector indexes, currency fluctuations, and depositary receipts, as applicable. Securities valued using such adjustment factors are classified as Level 2 in the fair value hierarchy. The models of the independent pricing vendor generate an adjustment factor for each security, which is applied to the local closing price to adjust it for post-closing market movements up to the time the Funds are valued and translated into U.S. dollars. If the vendor does not provide an adjustment factor for a security, the security is valued based on its most recent local closing price and translated into U. S. dollars. The Adviser may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open. Other mutual funds may adjust the prices of their securities by different amounts.

b) Foreign Currency Translations. Values of assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the price of such currencies at the time the NAV is determined. Purchases and sales of investments and dividend income are converted at the prevailing rate of exchange on the respective dates of such transactions. Net realized gain (loss) on foreign currency transactions includes gain (loss) arising from the fluctuation in the exchange rates between trade and settlement dates on security transactions and currency gain (loss) between the accrual and payment dates on dividends and foreign withholding taxes. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency transactions. The Funds may invest in foreign securities and foreign currency transactions that may involve risks not associated with domestic investments as a result of the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability, among others.

c) Securities Lending. The Funds may lend securities to certain brokers under the terms of a master netting agreement. Upon such loans, the Funds receive collateral which is maintained by the custodian. The Funds may pay fees to the custodian for administering the securities lending program. The Funds earn interest on such collateral and earn income in the form of negotiated lenders’ fees. Securities loaned are required to be secured at all times by collateral equal to at least 102% of the market value of the securities loaned. Risks may arise upon entering into securities lending to the extent that the value of the collateral is less than the value of the securities loaned due to the changes in the value of collateral or the loaned securities. The collateral is marked-to-market daily and settled on the next business day. The Funds may receive collateral in the form of cash or other eligible securities, such as a letter of credit issued by a U.S. bank or securities issued or guaranteed by the U.S. government. Securities purchased with cash collateral are subject to the risks inherent in investing in these securities.

At June 30, 2020, Baron Discovery had securities on loan with values of $2,499,884 and held $2,432,275 of short term investments as collateral for these loans.

d) Repurchase Agreements. The Funds may invest in repurchase agreements, which are short term investments whereby the Funds acquire ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price. When entering into repurchase agreements, it is the Funds’ policy that their custodian take possession of the underlying collateral securities, the market value of which, at all times, equals at least 102% of the principal amount of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. The information required to be disclosed by FASB Accounting Standards Update No. 2011-11 for the Funds’ investments in repurchase agreements at June 30, 2020, including the fair value of the repurchase agreement and the amount of collateral, can be found in each respective Fund’s Schedule of Investments.

e) Master Limited Partnerships. The Funds may invest in master limited partnerships (“MLPs”). MLPs are limited partnerships or limited liability companies, whose partnership units or limited liability interests are listed and traded on a U.S. securities exchange, and are treated as publicly traded partnerships for federal income tax purposes. To qualify to be treated as a partnership for tax purposes, an MLP must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended. These qualifying sources include interest, dividend, real property rent, gain from sale or other disposition of real property and income from activities such as the exploration, development, mining, production, processing, refining, transportation, storage and marketing of mineral or natural resources.

Baron Funds	June 30, 2020

3. RESTRICTED SECURITIES

At June 30, 2020, investments in securities included securities that are restricted and/or illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale and are valued pursuant to the policies and procedures for fair value pricing approved by the Board. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Funds may receive more or less than this valuation in an actual sale and that difference could be material. At June 30, 2020, the Funds held investments in restricted and/or illiquid securities that were valued pursuant to policies and procedures for fair value pricing as follows:

	Baron Asset Fund
Name of Issuer	Acquisition Date(s)	Value
Private Partnerships
Windy City Investments Holdings, L.L.C.	11/13/2007-1/27/2011	$182,051

(Cost $0) (0.00% of Net Assets)

	Baron Growth Fund
Name of Issuer	Acquisition Date(s)	Value
Private Preferred Stocks
Schrödinger, Inc. Series E	11/9/2018	$39,572,793
Private Partnerships
Windy City Investments Holdings, L.L.C.	11/13/2007-1/27/2011	61,280

Total Restricted Securities		$39,634,073

(Cost $4,999,999) † (0.58% of Net Assets)

	Baron Small Cap Fund
Name of Issuer	Acquisition Date(s)	Value
Common Stocks
Whole Earth Brands, Inc.	6/25/2020	$15,320,000
Private Partnerships
Whole Earth Brands, Inc.	6/25/2020	1,515,888

Total Restricted Securities		$16,835,888

(Cost $20,000,000) † (0.43% of Net Assets)

†	See Schedules of Investments for cost of individual securities.

4. FAIR VALUE MEASUREMENTS

Fair value is defined by GAAP as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. GAAP provides a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical assets or liabilities;
•

Level 2 – prices determined using other inputs that are observable either directly or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 – prices determined using unobservable inputs when quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. For example, non-U.S. securities, with markets that close hours before the Funds value their holdings, may require revised valuations to more accurately reflect their fair value. Since these values obtained from quoted prices in an active market are adjusted, such securities are reflected as Level 2.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach that may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine its fair value. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Baron Funds	June 30, 2020

The following is a summary of the inputs used as of June 30, 2020 in valuing the Funds’ investments carried at fair value:

	Baron Asset Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$4,727,461,642	$—	$—	$4,727,461,642
Private Partnerships	—	—	182,051	182,051
Short Term Investments	—	33,079,184	—	33,079,184

Total Investments	$4,727,461,642	$33,079,184	$182,051	$4,760,722,877

	Baron Growth Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$6,712,832,365	$43,178,000	$—	$6,756,010,365
Private Preferred Stocks	—	39,572,793	—	39,572,793
Private Partnerships	—	—	61,280	61,280
Warrants	—	201,716	—	201,716

Total Investments	$6,712,832,365	$82,952,509	$61,280	$6,795,846,154

	Baron Small Cap Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$3,808,993,993	$50,542,731	$—	$3,859,536,724
Warrants†	11,445,000	2,061,065	—	13,506,065
Short Term Investments	—	91,547,847	—	91,547,847

Total Investments	$3,820,438,993	$144,151,643	$	$3,964,590,636

	Baron Opportunity Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$780,863,730	$11,097,652	$—	$791,961,382
Short Term Investments	—	49,440,412	—	49,440,412

Total Investments	$780,863,730	$60,538,064	$—	$841,401,794

	Baron Fifth Avenue Growth Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$408,796,988	$—	$—	$408,796,988
Short Term Investments	—	18,417,847	—	18,417,847

Total Investments	$408,796,988	$18,417,847	$—	$427,214,835

†	See Schedules of Investments for additional detailed categorizations.

Baron Funds	June 30, 2020

	Baron Discovery Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$661,864,537	$17,926,572	$—	$679,791,109
Short Term Investments	—	46,183,347	—	46,183,347

Total Investments	$661,864,537	$64,109,919	$—	$725,974,456

	Baron Durable Advantage Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$11,420,243	$—	$—	$11,420,243
Short Term Investments	—	714,705	—	714,705

Total Investments	$11,420,243	$714,705	$—	$12,134,948

†	See Schedules of Investments for additional detailed categorizations.

The following is a reconciliation of investments in which unobservable inputs (Level 3) were used in determining fair value:

	Baron Asset Fund
Investments in Securities	Balance as of September 30, 2019	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales/ Distributions	Transfers Into Level 3	Transfers Out of Level 3	Balance as of June 30, 2020	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at June 30, 2020
Private Equity Investments
Financials	$179,228	$—	$—	$2,823	$—	$—	$—	$—	$182,051	$2,823

	Baron Growth Fund
Investments in Securities	Balance as of September 30, 2019	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales/ Distributions	Transfers Into Level 3	Transfers Out of Level 3	Balance as of June 30, 2020	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at June 30, 2020
Private Preferred Stocks
Health Care[1]	$5,870,118	$—	$—	$33,702,675	$—	$—	$—	$(39,572,793)	$—	$—
Private Partnerships
Financials	60,329	—	—	951	—	—	—	—	61,280	951

Total	$5,930,447	$—	$	$33,703,626	$	$—	$—	$(39,572,793)	$61,280	$952

Baron Funds	June 30, 2020

5. COST OF INVESTMENTS FOR INCOME TAX PURPOSES

As of June 30, 2020, the components of net assets on a tax basis were as follows:

	Baron Asset Fund	Baron Growth Fund	Baron Small Cap Fund	Baron Opportunity Fund	Baron Fifth Avenue Growth Fund	Baron Discovery Fund	Baron Durable Advantage Fund
Cost of investments	$1,628,674,081	$1,530,120,169	$1,761,912,856	$458,186,555	$175,857,185	$553,114,215	$10,288,834

Gross tax unrealized appreciation	$3,134,067,374	$5,288,722,535	$2,257,592,448	$384,899,837	$251,357,650	$213,319,268	$1,999,308
Gross tax unrealized depreciation	(2,018,578)	(22,996,550)	(54,914,668)	(1,684,598)	—	(40,459,027)	(153,194)

Net unrealized appreciation	$3,132,048,796	$5,265,725,985	$2,202,677,780	$383,215,239	$251,357,650	$172,860,241	$1,846,114

6. TRANSACTIONS IN “AFFILIATED” COMPANIES1

BARON GROWTH FUND

Name of Issuer	Value at September 30, 2019	Purchase Cost	Sales Proceeds/ Return of Capital	Change in Net Unrealized Appreciation (Depreciation)	Realized Gains/ (Losses)	Dividend Income	Shares Held at June 30, 2020	Value at June 30, 2020	% of Net Assets at June 30, 2020
“Affiliated” Company as of June 30, 2020:
Choice Hotels International, Inc.	$266,880,000	$—	$—	$(30,180,000)	$—	$1,995,000	3,000,000	$236,700,000	3.48%
Iridium Communications, Inc.	188,596,298	—	—	36,868,450	—	—	8,862,608	225,464,748	3.31%
Vail Resorts, Inc.	477,876,000	—	13,640,235	(99,370,267)	6,720,502	10,947,200	2,040,000	371,586,000	5.46%

	$933,352,298	$—	$13,640,235	$(92,681,817)	$6,720,502	$12,942,200		$833,750,748

No longer an “Affiliated” Company as of June 30, 2020:
Benefitfocus, Inc.	$52,382,000	$—	$27,833,612	$30,851,571	$(55,399,959)	$—	—	$—	0.00%

BARON SMALL CAP FUND

Name of Issuer	Value at September 30, 2019	Purchase Cost	Sales Proceeds/ Return of Capital	Change in Net Unrealized Appreciation (Depreciation)	Realized Gains/ (Losses)	Dividend Income	Shares Held at June 30, 2020	Value at June 30, 2020	% of Net Assets at June 30, 2020
“Affiliated” Company as of June 30, 2020:
Collier Creek Holdings, Cl A	$—	$38,880,913	$—	$4,274,087	$—	$—	3,150,000	$43,155,000	1.09%
Installed Building Products, Inc.	86,010,000	7,300,763	—	21,895,737	—	—	1,675,000	115,206,500	2.91%
Repay Holdings Corporation	45,535,000	—	4,931,111	37,744,000	2,931,111	—	3,300,000	81,279,000	2.05%
Repay Holdings Corporation Warrants Exp 7/11/2024	3,010,000	—	—	8,435,000	—	—	3,500,000	11,445,000	0.29%
Whole Earth Brands, Inc.	—	20,000,000	—	(4,680,000)	—	—	2,000,000	15,320,000	0.39%
Whole Earth Brands, Inc. Warrants Exp 6/25/2025	—	—	—	1,515,888	—	—	1,403,600	1,515,888	0.04%

	$134,555,000	$66,181,676	$4,931,111	$69,184,712	$2,931,111	$—		$267,921,388

No longer an “Affiliated” Company as of June 30, 2020:
Grid Dynamics Holdings, Inc. (formerly, Chaserg Technology Acquisition Corp.) [2]	$—	$21,637,915	$—	$(7,147,915)	$—	$—	2,100,000	$14,490,000	0.37%

[1]

An “Affiliated” Company (“affiliated person” as defined in the 1940 Act), is a company in which a Fund held 5% or more of the company’s outstanding voting securities at any time during the nine months ended June 30, 2020.

[2]	No longer an “Affiliated” Company due to merger with Grid Dynamics Holdings Inc. on March 6, 2020.

Baron Funds	June 30, 2020

7. SUBSEQUENT EVENT

The coronavirus disease 2019 (COVID-19) global pandemic and the aggressive responses taken by many governments or voluntarily imposed by private parties, including closing borders, restricting travel and imposing prolonged quarantines or similar restrictions, as well as the closure of, or operational changes to, many retail and other businesses, have had negative impacts, and general uncertainty on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

8. STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

The Trust has adopted a liquidity risk management program (the “LRMP”) pursuant to the requirements of Rule 22e-4 under the 1940 Act, which requires registered open-end funds (other than money market funds) to adopt and implement a written liquidity risk management program that is reasonably designed to assess and manage fund liquidity risk. The rule is designed to promote effective liquidity risk management throughout the open-end fund industry, thereby reducing liquidity risk—i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.

Pursuant to the requirements of Rule 22e-4, the LRMP is required to include policies and procedures reasonably designed to incorporate the following elements, and the LRMP complies with these requirements: (1) assessment, management and periodic review of liquidity risk; (2) classification of each Fund’s investments into one of the four liquidity categories in Rule 22e-4; (3) if the Fund does not primarily hold assets that are considered highly liquid investments (cash and other investments reasonably expected to be convertible into cash in current market conditions in three business days or less without the conversion into cash significantly changing the market value of the investment), determination of a “highly liquid investment minimum” (as defined in Rule 22e-4 and in the LRMP, the “HLIM”) and compliance with additional related requirements; (4) prohibition on the acquisition of any “illiquid investment” (as defined in Rule 22e-4) if immediately after the acquisition the Fund would have invested more than 15% of its net assets in illiquid investments; and (5) if the Funds reserve the right to engage in redemptions in-kind, establishment of policies and procedures regarding how and when the Funds will engage in such redemptions in-kind. There have been no material changes to the LRMP since it was initially approved by the Board.

The Board has approved the Adviser to administer the LRMP (the “Program Administrator”). The Program Administrator has delegated its responsibilities to a Liquidity Risk Management Committee (the “LRM Committee”), comprised of a cross-functional group of key representatives from various departments of the Program Administrator, including Operations; Accounting; Legal and Compliance; Trading; and Portfolio and Risk Analytics. In addition, the Trust has contracted with a third party liquidity assessment vendor to support the classification of Fund investments.

Pursuant to the requirements of Rule 22e-4, the Board must review, no less frequently than annually, a written report prepared by the Program Administrator that addresses the operation of the program and assesses its adequacy and effectiveness of implementation, including, if applicable, the operation of the HLIM, and any material changes to the program. The Board received a written report in May 2020 (the “Annual Report”).

The Annual Report states that the Adviser, as the Program Administrator, acting primarily through the LRM Committee, has assessed the operation of the LRMP and believes that the LRMP is adequate and effective in its implementation. The Program Administrator and the LRM Committee initially determined that each Fund primarily holds assets that are highly liquid investments, and the Annual Report states that this determination continues to be maintained so that no Fund needs to maintain a HLIM. In addition, the Annual Report states that, since the LRMP was implemented, no Fund has breached its limit on illiquid investments.